BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

	Year ended December 31,
	2024	2025
	RMB	RMB
Bank borrowings:
Short-term borrowings	—	70,401
Long-term borrowings, current portion	—	84,642
Long-term borrowings, non-current portion	—	516,000
Total borrowings	—	671,043

Schedule of Contractual Maturities of Group Bank Borrowings

The contractual maturities of the Group’s bank borrowings as of December 31, 2025 were as follows:

Year Ending December 31,	Principal Amounts
2026	154,218
2027	84,000
2028	84,000
2029	84,000
2030	84,000
Thereafter	180,000
Total	670,218